Segment information - Non-current assets by geographical area (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 192,870	€ 198,306	€ 183,625
United States of America
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	11,821	13,416	12,329
Americas other than USA
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	2,774	2,687	3,023
Belgium
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	76,171	82,414	85,150
Germany
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	81,181	78,228	61,520
Poland
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	12,368	12,064	12,000
Rest of Europe
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	7,166	7,829	8,024
Asia-Pacific
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 1,389	€ 1,668	€ 1,578